Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Deferred Income Tax

All figures in £ millions	2021	2020
Deferred income tax assets	57	32
Deferred income tax liabilities	(40)	(62)

Net deferred income tax asset/(liability)	17	(30)

Schedule of Movement on Net Deferred Income Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Accruals and other provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total
Deferred income tax assets/ (liabilities)
At 1 January 2020	89	34	(38)	41	(199)	57	27	11
Exchange differences	2	(3)	(1)	(2)	2	(4)	(2)	(8)
Income statement (charge)/benefit	(44)	4	(12)	6	(12)	23	5	(30)
Tax benefit/(charge) in other comprehensive income	—	—	2	—	—	—	(5)	(3)

At 31 December 2020	47	35	(49)	45	(209)	76	25	(30)

Exchange differences	—	(1)	—	—	(2)	—	2	(1)
Acquisition of subsidiaries	1	—	—	—	4	—	—	5
Income statement benefit/(charge)	34	30	2	7	29	(21)	30	111
Tax charge in other comprehensive income	—	—	(61)	—	—	—	(7)	(68)

At 31 December 2021	82	64	(108)	52	(178)	55	50	17